COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of minimum annual commitments

		Minimum Annual Commitment Each Year
($ thousands)	Total	2020	2021	2022	2023	2024	Thereafter
Senior notes(1)	$606,633	$105,998	$105,998	$130,680	$104,700	$104,699	$54,558
Transportation commitments	313,197	34,829	31,651	29,271	28,981	28,719	159,746
Processing commitments	12,663	3,174	1,519	1,519	1,519	1,519	3,413
Total commitments(2)(3)	$932,493	$144,001	$139,168	$161,470	$135,200	$134,937	$217,717
(1)	Interest payments have not been included.
(2)	Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.
(3)	US$ commitments have been converted to CDN$ using the December 31, 2019 foreign exchange rate of 1.2990.